Disaggregation of Revenues	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Disaggregation of Revenues [Abstract]
Disaggregation of Revenues

Note 10 – Disaggregation of Revenues

Net sales disaggregated by significant products and services for the three months ended December 31, 2025, and 2024, were as follows:

	For the three months ended
	December 31,
	2025	2024
Membership (1)	$15,687	$39,063
FAST Revenue – related parties (2)	46,381	62,345
Ad Revenue	22	50,132
Other Revenue	-	5
Total	$62,090	$151,545

Net sales disaggregated by significant products and services for the six months ended December 31, 2025, and 2024, were as follows:

	For the six months ended
	December 31,
	2025	2024
Membership (1)	$37,807	$77,191
FAST Revenue – related parties (2)	101,047	141,484
Ad Revenue (3)	119,036	50,132
Other Revenue	60	1,145
Total	$257,950	$269,952

(1)	Membership sales refer to customers purchasing premium content through our SmartGuide for varying fees and recognized on a gross basis over the service period determined.

(2)	We provide end-to-end software solutions for development of FAST (Free Ad-Supported TV) channels to customers such as content creation, production, video studio rental, etc. to aid in the creation of content for their channels and a platform fee for distributing the channel. Revenue is recognized at the point in time the services are performed for the development of FAST channels. We charge a monthly platform fee for distributing the FAST channel on our platform. We recognized related party revenue of $46,381 and $101,047 ($89,047 for FAST channel buildouts and $12,000 for channel streaming) for the three and six months ended December 31, 2025.

(3)	During the period from July 1, 2025, through December 31, 2025, we recognized $119,036 of ad revenue from the buying and selling of advertising space on other content platform providers. Of this amount, $125,000 was recognized as Ad Agency Revenue under the Launch That Experimental Media Plan Agreement, representing revenue from the provision of discovery, development, and test media distribution services for a client campaign. The remaining $5,964 was related to discounts and costs for Arbitrage Ad Revenue from the buying and selling of advertising space via the FreeCast Ad Platform.

Note 12 – Disaggregation of Revenues

Net sales disaggregated by significant products and services for the years ended June 30, 2025, and 2024, were as follows:

	For the years ended
	June 30,
	2025	2024
Membership (1)	$132,950	$233,472
Product Sales (2)	952	6,176
FAST Revenue – related parties (3)	221,894	266,123
Ad Revenue (4)	271,638	1,151
Other Revenue	715	998
Total	$628,149	$507,920

(1)	Membership sales refer to customers purchasing premium content through our SmartGuide for varying fees and recognized on a gross basis over the service period determined.

(2)	Product sales refer to the physical transfer of goods shipped to customers to aid in access to our other service lines offered, recognized as a point of sale, upon shipment of goods.

(3)	The Company provides end-to-end software solutions for development of FAST (Free Ad-Supported TV) channels to customers such as content creation, production, video studio rental, etc. to aid in the creation of content for their channels and a platform fee for distributing the channel. Revenue is recognized at the point in time the services are performed for the development of FAST channels. The Company charges a monthly platform fee for distributing the FAST channel on its platform. The Company recognized related party revenue of $221,894 ($175,394 for FAST channel buildouts and $46,500 for channel streaming) for the year ended June 30, 2025.

(4)	During the period from October 1, 2024, through June 30, 2025, the Company recognized $271,638 of ad revenue from the buying and selling of advertising space on other content platform providers. Of this amount, $125,000 was recognized as Ad Agency Revenue under the Launch That Experimental Media Plan Agreement, representing revenue from the provision of discovery, development, and test media distribution services for a client campaign. The remaining $146,638 was recognized as Arbitrage Ad Revenue from the buying and selling of advertising space via the FreeCast Ad Platform.